Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
New Covenant Equity Fund | New Covenant Equity Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Fund Return Before Taxes
Average Annual Return, Percent		15.96%	12.46%	13.27%
New Covenant Equity Fund | New Covenant Equity Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Fund Return After Taxes on Distributions
Average Annual Return, Percent		13.47%	10.75%	11.76%
New Covenant Equity Fund | New Covenant Equity Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Fund Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		11.16%	9.72%	10.71%
New Covenant Equity Fund | Russell 3000 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 3000 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		17.15%	13.15%	14.29%
New Covenant Income Fund | New Covenant Income Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Fund Return Before Taxes
Average Annual Return, Percent		7.12%	0.18%	1.84%
New Covenant Income Fund | New Covenant Income Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Fund Return After Taxes on Distributions
Average Annual Return, Percent		5.70%	(0.88%)	0.81%
New Covenant Income Fund | New Covenant Income Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Fund Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		4.19%	(0.32%)	0.97%
New Covenant Income Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
New Covenant Income Fund | Bloomberg Intermediate U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg Intermediate U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		7.45%	0.68%	2.06%
New Covenant Balanced Growth Fund | New Covenant Balanced Growth Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Fund Return Before Taxes
Average Annual Return, Percent		12.54%	7.57%	8.79%
New Covenant Balanced Growth Fund | New Covenant Balanced Growth Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Fund Return After Taxes on Distributions
Average Annual Return, Percent		9.98%	6.04%	7.33%
New Covenant Balanced Growth Fund | New Covenant Balanced Growth Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Fund Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		8.72%	5.61%	6.72%
New Covenant Balanced Growth Fund | Russell 3000 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 3000 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		17.15%	13.15%	14.29%
New Covenant Balanced Growth Fund | Bloomberg Intermediate U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg Intermediate U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		7.45%	0.68%	2.06%
New Covenant Balanced Growth Fund | Blended 60% Russell 3000 Index/ 40% Bloomberg Intermediate U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Blended 60% Russell 3000 Index/ 40% Bloomberg Intermediate U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		13.35%	8.22%	9.53%
New Covenant Balanced Income Fund | New Covenant Balanced Income Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Fund Return Before Taxes
Average Annual Return, Percent		10.37%	4.46%	5.87%
New Covenant Balanced Income Fund | New Covenant Balanced Income Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Fund Return After Taxes on Distributions
Average Annual Return, Percent		8.38%	3.16%	4.57%
New Covenant Balanced Income Fund | New Covenant Balanced Income Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Fund Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		6.81%	3.09%	4.25%
New Covenant Balanced Income Fund | Russell 3000 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 3000 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		17.15%	13.15%	14.29%
New Covenant Balanced Income Fund | Bloomberg Intermediate U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg Intermediate U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		7.45%	0.68%	2.06%
New Covenant Balanced Income Fund | Blended 35% Russell 3000 Index/ 65% Bloomberg Intermediate U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Blended 35% Russell 3000 Index/ 65% Bloomberg Intermediate U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		10.92%	5.09%	6.46%